Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 9 – RELATED PARTY TRANSACTIONS

The related parties consist of the following:

Name of Related Party	Nature of Relationship
David Wang	Shareholder, Director and Chief Financial Officer

Guoan Xu	Shareholder, Director and Vice President

Limin Gao	Manager of Taiying

Gary Wang	Principal Shareholder, Director, Chief Executive Officer and Chairman of the Board

Yongjie Yang	Wife of Gary Wang

Qingmao Zhang	Principal Shareholder

Chunmei Sun	Wife of David Wang

Qiaolin Wang	Shareholder, Manager of Shandong Central BPO Industry Co., Ltd.

Beijing Taiying	Sole Shareholder

Shandong Luk Information Technology Co., Ltd.	Controlled by the brother of Gary Wang

Chongqing Ruixuan Technology Co., Ltd.	Controlled by Beijing Taiying

Chongqing Shenggu Human Resources Co., Ltd.	Controlled by Beijing Taiying

Chongqing Shenggu Investment Co., Ltd.	Controlled by Beijing Taiying

Chongqing Shenggu Construction Co., Ltd.	Controlled by Beijing Taiying

Shandong Shenggu Investment Co., Ltd.	Controlled by Beijing Taiying

Northern Shenggu Call Center Training School	Controlled by Beijing Taiying

Yantai Shenggu Human Resources Management Co., Ltd.	Controlled by Beijing Taiying

Chongqing Yongchuan Shenggu Training School	Controlled by Beijing Taiying

Revenues from related party

The Company was the subcontractor of Shandong Luk Information Technology Co., Ltd. (“Shandong Luk”) to provide BPO services, a related party controlled by the brother of Gary Wang. For the years ended December 31, 2015, 2014 and 2013, the Company generated related party revenues from Shandong Luk in the amount of $0, $11,407 and $520,869, respectively. The related party accounts receivable with Shandong Luk amounted to $353,513 and $373,339 as of December 31, 2015 and 2014, respectively.

Services provided by related party

The Company also subcontracted projects to the related party, Shandong Luk, and the related party provided services for amounts of $892,595, $718,756 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively, which was recorded in cost of revenues. Out of the services provided, both parties agreed to use $26,830 and $426,434 to settle part of the balances that Shandong Luk owed to the Company as of December 31, 2015 and 2014, respectively.

Due from related parties

Due from related parties consist of the following:

Name of Related Party	December 31, 2015	December 31, 2014
Qiaolin Wang	$-	$2,948
Limin Gao	-	437
Chunmei Sun	-	76,485
Shandong Luk Information Technology Co., Ltd.	448,339	354,095
Beijing Taiying	15,406	-
Chongqing Ruixuan Technology Co., Ltd.	-	29,717
Chongqing Shenggu Human Resources Co., Ltd.	211,878	223,761
Chongqing Shenggu Investment Co., Ltd.	-	651
Chongqing Shenggu Construction Co., Ltd.	-	2,644
Shandong Shenggu Investment Co., Ltd.	-	2,441
Northern Shenggu Call Center Training School	-	65
Chongqing Yongchuan Shenggu Training School	-	70,733

	$675,623	$763,977

The amount owed to the Company by related party companies  and Chunmei Sun represents non-secured short-term loans obtained from the Company, which bears no interest and was due on demand.

The remaining amounts owed to the Company by individuals represent advances to the Company management members for business travel or business development purpose and cash advances to the related parties which were non-secured and interest-free.

Due to related parties

The balance of due to related parties was zero and $2,422 as of December 31, 2015 and 2014, respectively.

As of December 31, 2013, the Company obtained loans from Chunmei Sun for a total amount of $392,118. In 2014, the Company decided to pay Chunmei Sun the interest at an annual rate of 15% since the starting date of the loans. The loans used to bear no interest before 2014. The interest expense recorded for the related party loans amounted to $108,264 and $0 for the years ended December 31, 2014 and 2013, respectively. The loans were fully repaid in 2014.

Amounts owed by the Company represent non-secured loans obtained from related parties which were due on demand and expenses the related parties paid on behalf of the Company. Except the loan from Chunmei Sun mentioned above, all other loans obtained from related parties bear no interest.